Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	$ 388
Additions	316
Depreciation expense	(324)
Ending balance	380
Office facilities [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	363
Additions	316
Depreciation expense	(301)
Ending balance	378
Motor vehicles [Member]
Leases (Details) - Schedule of carrying amounts of right-of-use assets recognized and the movements [Line Items]
Beginning balance	25
Additions
Depreciation expense	(23)
Ending balance	$ 2